Convertible Notes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The Company’s convertible notes outstanding at December 31, 2018 were as follows:

Convertible notes and debenture	$1,672,385
Unamortized discounts	(79,469)
Accrued interest	83,706
Premiums	1,122,002
Convertible notes, net	$2,789,624

Convertible notes at June 30, 2018 and 2017 were as follows:

	June 30, 2018	June 30, 2017
Convertible notes and debenture	$3,096,935	$2,863,271
Unamortized discounts	(277,733)	(445,594)
Accrued interest	148,930	86,334
Premium, net	1,731,167	975,834
Convertible notes, net	$4,699,299	$3,479,845